Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$941,251.72

Principal:
Principal Collections	$14,686,979.99
Prepayments in Full	$6,410,835.93
Liquidation Proceeds	$149,718.99
Recoveries	$89,776.39
Sub Total	$21,337,311.30
Collections	$22,278,563.02

Purchase Amounts:
Purchase Amounts Related to Principal	$60,335.60
Purchase Amounts Related to Interest	$128.41
Sub Total	$60,464.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,339,027.03

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,339,027.03
Servicing Fee	$439,482.68	$439,482.68	$0.00	$0.00	$21,899,544.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,899,544.35
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$21,899,544.35
Interest - Class A-3 Notes	$65,243.91	$65,243.91	$0.00	$0.00	$21,834,300.44
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$21,779,175.44
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,779,175.44
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$21,756,151.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,756,151.27
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$21,737,946.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,737,946.60
Regular Principal Payment	$19,412,120.37	$19,412,120.37	$0.00	$0.00	$2,325,826.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,325,826.23
Residual Released to Depositor	$0.00	$2,325,826.23	$0.00	$0.00	$0.00

Total		$22,339,027.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,412,120.37
Total					$19,412,120.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,412,120.37	$42.66	$65,243.91	$0.14	$19,477,364.28	$42.80
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$19,412,120.37	$14.75	$161,597.75	$0.12	$19,573,718.12	$14.87

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$260,975,630.11	0.5734972	$241,563,509.74	0.5308388
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$461,765,630.11	0.3509177	$442,353,509.74	0.3361655

Pool Information
Weighted Average APR	2.303%	2.299%
Weighted Average Remaining Term	37.66	36.81
Number of Receivables Outstanding	24,838	24,417
Pool Balance	$527,379,212.85	$505,864,726.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$492,704,264.73	$472,969,427.07
Pool Factor	0.3725748	0.3573755

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$32,895,299.39
Targeted Overcollateralization Amount	$63,511,216.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$63,511,216.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		24	$206,615.88
(Recoveries)		37	$89,776.39
Net Loss for Current Collection Period			$116,839.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2659%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1484%
Second Prior Collection Period			0.2713%
Prior Collection Period			0.3899%
Current Collection Period			0.2714%
Four Month Average (Current and Prior Three Collection Periods)			0.2702%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1226	$3,401,133.73
(Cumulative Recoveries)			$535,729.56
Cumulative Net Loss for All Collection Periods			$2,865,404.17
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2024%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,774.17
Average Net Loss for Receivables that have experienced a Realized Loss			$2,337.20

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	225	$6,028,658.13
61-90 Days Delinquent	0.15%	28	$737,249.04
91-120 Days Delinquent	0.03%	6	$148,041.44
Over 120 Days Delinquent	0.05%	9	$261,870.38
Total Delinquent Receivables	1.42%	268	$7,175,818.99

Repossession Inventory:
Repossessed in the Current Collection Period		7	$176,217.31
Total Repossessed Inventory		13	$300,342.48

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1775%
Prior Collection Period			0.1973%
Current Collection Period			0.1761%
Three Month Average			0.1836%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2268%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	27

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$1,754,630.86
2 Months Extended	90	$2,412,075.88
3+ Months Extended	17	$488,098.91

Total Receivables Extended	180	$4,654,805.65

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer